Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment information
Assets	$ 20,708	$ 22,120
Liabilities	4,014	5,640
Revenue	15,383	17,940	$ 14,949
Operating income / (loss)	386	(249)	114
Depreciation	14	15	33
Capital expenditures, gross	5	5	7
Trading and Manufacturing
Segment information
Assets	6,668	8,229
Liabilities	2,155	3,605
Revenue	9,549	12,143	9,332
Operating income / (loss)	278	377	(246)
Depreciation	11	11	28
Capital expenditures, gross	3	3	2
Engineering
Segment information
Assets	14,040	13,891
Liabilities	1,859	2,035
Revenue	5,834	5,797	5,617
Operating income / (loss)	273	(438)	590
Depreciation	3	4	5
Capital expenditures, gross	2	2	5
Unallocated Corporate Expenses
Operating income / (loss)	$ (165)	$ (188)	$ (230)